Employee benefits (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Employee Benefits [Abstract]
Disclosure of detailed information about employee benefits [text block]
	March 31, 2023	March 31, 202 2
Gratuity payable	27,733	77,826
Compensated absences	102,170	67,178
	129,903	145,004

Disclosure of detailed information about costs recognized in results to increase or decrease in net defined benefit liability asset [text block]
The components of gratuity costs recognized in the consolidated income statement for the years ending March 31, 2023, 2022, and March 31, 2021 consist of the following:

`	March 31, 202 3	March 31, 202 2	March 31, 2021
Service cost	47,050	31,865	29,854
Interest cost	13,926	10,088	8,753
Interest income	(8,788)	(2,303)	(1,705)
	52,188	39,650	36,902

Disclosure of defined benefit plans [text block]
Details of employee benefit obligation and plan asset are as follows:

	March 31, 202 3	March 31, 202 2
Projected benefit obligation at the end of the year	298,903	216,006
Plan assets at the end of the year	(271,170)	(138,180)
Funded status amount of liability recognised in the Balance Sheet	27,733	77,826

Disclosure of net defined benefit liability (asset) [text block]
The
following table set out the status of the gratuity plan:

Change in defined benefit obligation
Projected benefit obligation at the beginning of the year	216,006	177,098	156,412
Service cost	47,050	31,865	29,854
Interest cost	13,926	10,088	8,753
Remeasurements - Actuarial (gain) / loss	47,703	20,245	(7,178)
Benefits paid	(25,782)	(23,290)	(10,743)
Projected benefit obligation at the end of the year	298,903	216,006	177,098

Disclosure of fair value of plan assets [text block]
Change in plan assets	March 31, 202 3	March 31, 202 2	March 31, 2021
Fair value of plan assets at the beginning of the year	138,180	40,651	30,474
Interest income	8,788	2,316	1,705
Employer contributions	157,682	120,000	21,214
Benefits paid	(25,342)	(23,290)	(10,743)
Return on plan assets, excluding amount recognised in net interest expense	(8,138)	(1,497)	(1,999)
Fair value of plan assets at the end of the year	271,170	138,180	40,651

Actual return on plan assets	611	907	(293)

Disclosure of actuarial assumptions [text block]
The principal actuarial assumptions as on March 31, 2023, 2022, and 2021 were as follows:

Discount rate	7.30 % p.a.	6.35 % p.a.	5.70 % p.a.
Long-term rate of compensation increase	5.00 % p.a.	5.00 % p.a.	5.00 % p.a.
Expected long term rate of return on plan assets	8%	8% for the first year and 5% thereafter	0% for the first year and 5% thereafter
Average future working life time	21.68 years	21.85 years	22.42 years

Disclosure of information about maturity profile of defined benefit obligation [text block]
The expected benefit payments to be made in the next few years are as under:

Year	March 31, 2023	March 31, 202 2
1 Year	58,014	34,787
2 to 5 years	187,762	124,332
6 to 10 years	121,795	91,562
More than 10 years	67,564	62,294

Disclosure of detailed information about weighted average allocation of assets [text block]	Plan assets: The Gratuity plan’s weighted-average asset allocation on March 31, 2023 and March 31, 2022, by asset category is as follows:

Funds managed by insurers	100%	100%

Disclosure of detailed information about gain or relating to actuarial assumptions recognized in other comprehensive income [text block]
Amount recognized in other comprehensive income for the years ending March 31, 2023, 2022, and 2021 are as follows:

	March 31, 2023	March 31, 202 2	March 31, 2021
Remeasurements of the net defined benefit liability
Actuarial (gain)/loss
- Change in demographic assumptions	(4,967)	146	-
- change in financial assumptions	24,823	(402)	(9,342)
- experience variance	27,747	21,146	2,165
- return on plan assets, excluding amounts recognized in net interest expense/ income	8,179	1,172	1,999
	55,782	22,062	(5,178)

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivity analysis for the defined benefit obligations will increase/ decrease by the amounts mentioned below if there is a variation of 100 basis points in the discount rate and salary escalation rate.

	Discount rate		Salary escalation rate
	Increase by 100 bps (₹ ‘000s)	Decrease by 100 bps (₹ ‘000s)	Increase by 100 bps (₹ ‘000s)	Decrease by 100 bps ( ₹ ‘000s)
Present Value of Defined Benefit Obligation	285,955	312,584	310,808	287,127